Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Detail) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 27,425	$ 29,363
Total liabilities	18,473	18,539
Net assets by segment	8,952	10,824
Additions to fixed assets	795	1,033
Mexico [member]
Disclosure of operating segments [line items]
Total assets	3,837	3,910
Total liabilities	1,523	1,443
Net assets by segment	2,314	2,467
Additions to fixed assets	144	199
United States [member]
Disclosure of operating segments [line items]
Total assets	12,442	13,898
Total liabilities	2,490	2,440
Net assets by segment	9,952	11,458
Additions to fixed assets	284	398
United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	1,513	1,562
Total liabilities	1,368	1,225
Net assets by segment	145	337
Additions to fixed assets	55	67
France [member]
Disclosure of operating segments [line items]
Total assets	1,052	978
Total liabilities	585	460
Net assets by segment	467	518
Additions to fixed assets	62	38
Germany [member]
Disclosure of operating segments [line items]
Total assets	416	401
Total liabilities	357	353
Net assets by segment	59	48
Additions to fixed assets	24	25
Spain [member]
Disclosure of operating segments [line items]
Total assets	1,023	1,190
Total liabilities	230	185
Net assets by segment	793	1,005
Additions to fixed assets	22	34
Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets	1,181	1,179
Total liabilities	417	435
Net assets by segment	764	744
Additions to fixed assets	51	65
Colombia [member]
Disclosure of operating segments [line items]
Total assets	1,105	1,187
Total liabilities	514	428
Net assets by segment	591	759
Additions to fixed assets	14	25
Panama [member]
Disclosure of operating segments [line items]
Total assets	295	337
Total liabilities	78	105
Net assets by segment	217	232
Additions to fixed assets	3	10
Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	493	542
Total liabilities	258	236
Net assets by segment	235	306
Additions to fixed assets	16	21
Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	158	193
Total liabilities	66	66
Net assets by segment	92	127
Additions to fixed assets	2	8
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	333	381
Total liabilities	162	164
Net assets by segment	171	217
Additions to fixed assets	7	18
Philippines [member]
Disclosure of operating segments [line items]
Total assets	761	689
Total liabilities	158	141
Net assets by segment	603	548
Additions to fixed assets	82	84
Israel [member]
Disclosure of operating segments [line items]
Total assets	769	611
Total liabilities	507	429
Net assets by segment	262	182
Additions to fixed assets	28	33
Other Locations [member]
Disclosure of operating segments [line items]
Total assets	1,860	1,466
Total liabilities	9,754	10,392
Net assets by segment	(7,894)	(8,926)
Additions to fixed assets	1	8
Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	27,238	28,524
Total liabilities	18,467	18,502
Net assets by segment	8,771	10,022
Additions to fixed assets	795	1,033
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	187	839
Total liabilities	6	37
Net assets by segment	181	802
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets	510	481
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	146	143
Equity accounted investment [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	6	6
Equity accounted investment [member] | France [member]
Disclosure of operating segments [line items]
Total assets	53	50
Equity accounted investment [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	4	4
Equity accounted investment [member] | Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets	9	11
Equity accounted investment [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	292	267
Equity accounted investment [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	510	481
All other assets [member]
Disclosure of operating segments [line items]
Total assets	26,915	28,882
All other assets [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets	3,837	3,910
All other assets [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	12,296	13,755
All other assets [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	1,507	1,556
All other assets [member] | France [member]
Disclosure of operating segments [line items]
Total assets	999	928
All other assets [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	412	397
All other assets [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets	1,023	1,190
All other assets [member] | Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets	1,172	1,168
All other assets [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets	1,105	1,187
All other assets [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets	295	337
All other assets [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	493	542
All other assets [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	158	193
All other assets [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	333	381
All other assets [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets	761	689
All other assets [member] | Israel [member]
Disclosure of operating segments [line items]
Total assets	769	611
All other assets [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	1,568	1,199
All other assets [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	26,728	28,043
All other assets [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	$ 187	$ 839